RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in 2020, 2019 and 2018 is as follows:

(in thousands of $)	2020	2019	2018
Frontline	3,216	3,402	3,687
SFL	38,459	37,069	29,484
Seateam	2,552	3,636	3,783
Seatankers	31,955	8,708	12,325
CCL	23	1,154	62
Hemen	—	—	1,338
TFG Marine	69,946	—	—
	146,151	53,969	50,679

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2020, 2019 and 2018 is as follows:

(in thousands of $)	2020	2019	2018
SFL	957	894	793
Seatankers	954	665	681
Northern Drilling	50	50	28
SwissMarine	19,528	—	—
CCL	2,965	—	2,557
	24,454	1,609	4,059

Net amounts charged to related parties mainly comprise commercial management and general management fees and settlement with CCL.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2020	2019	2018
Time charter revenues	19,528	—	—
Other revenues	1,961	1,609	1,502
Other operating income (expenses)	2,965	(1,154)	2,557
Voyage expenses and commissions	(69,946)	—	—
Ship operating expenses	(11,574)	(5,758)	(6,091)
Charter hire expenses¹	(63,468)	(45,777)	(41,809)
Administrative expenses	(1,163)	(1,280)	(1,441)
Interest on credit facilities	—	—	(1,338)
	(121,697)	(52,360)	(46,620)
1) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
Frontline	—	3,886
UFC	3	—
SwissMarine	—
Seatankers	—	1,294
	3	5,180

A summary of short-term balances owed to related parties as of December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
CCL	1,440	2,060
Frontline	322	1,284
Seatankers	60	—
SFL	—	618
TFG Marine	2,424	—
Other	588	8
Credit loss allowance	31	—
	4,865	3,970